Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio – Managed Risk Fund Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Variable Portfolio – Managed Risk Fund Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Variable Portfolio – Managed Risk Fund Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Portfolio – Managed Risk Fund Class 2 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio – Managed Risk Fund Class 2 | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio – Managed Risk Fund Class 2 | ExchangeTraded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Managed Risk Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Portfolio – Managed Risk Fund Class 2 | Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Managed Risk Fund Class 2 | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Variable Portfolio – Managed Risk Fund Class 2 | Foreign Exchange Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio – Managed Risk Fund Class 2 | Interest Rate Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio – Managed Risk Fund Class 2 | Equity Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Variable Portfolio – Managed Risk Fund Class 2 | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Portfolio – Managed Risk Fund Class 2 | Interest Rate Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Portfolio - Managed Risk Fund Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Variable Portfolio - Managed Risk Fund Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Variable Portfolio - Managed Risk Fund Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Portfolio - Managed Risk Fund Class 1 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio - Managed Risk Fund Class 1 | ExchangeTraded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Portfolio - Managed Risk Fund Class 1 | ExchangeTraded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio - Managed Risk Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Portfolio - Managed Risk Fund Class 1 | Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio - Managed Risk Fund Class 1 | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Variable Portfolio - Managed Risk Fund Class 1 | Foreign Exchange Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Variable Portfolio - Managed Risk Fund Class 1 | Interest Rate Risk Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Portfolio - Managed Risk Fund Class 1 | Equity Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Variable Portfolio - Managed Risk Fund Class 1 | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Portfolio - Managed Risk Fund Class 1 | Interest Rate Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%